Form N-CSR Cover	6 Months Ended
Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MP63 Fund Inc
Entity Central Index Key	0001071873
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024